Summary of Significant Accounting Policies (Details Narrative)					3 Months Ended		12 Months Ended
	May 22, 2023 $ / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2017	Dec. 22, 2017	Mar. 31, 2025 USD ($) Segment $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 22, 2017	Oct. 11, 2024 USD ($)	Sep. 05, 2023 $ / shares shares	Sep. 04, 2023 shares
Product Information [Line Items]
Reverse stock split	1-for-5							1:5
Common stock, par value | $ / shares	$ 0.001				$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized | shares					250,000,000		250,000,000	250,000,000			250,000,000	3,000,000
Impairment of goodwill					$ 218,606
Expected credit losses (reversal) provision					287	841	$ (165)	$ (2,382)
Inventory write down					3,681	38,982	56,583	140,131
Income tax expense, state					686
Income tax expense, foreign					9,571		$ (128,754)	607,758
Effective income tax rate			21.00%	35.00%			21.00%		35.00%
Accumulated undistributed earnings					22,200,000		$ 22,200,000
Unrecognized tax benefits
Unrecognized tax benefits affect the effective tax rate
Income tax penalties and interest accrued
Income tax penalties and interest
Number of operating segment | Segment					1
Number of reportable segment | Segment					1		1
Impairment of long-lived assets							$ 0	0
Inventory net					$ 2,105,308		2,824,353	2,213,311		$ 4,650,000
Shopants Sdn Bhd [Member]
Product Information [Line Items]
Inventory net		$ 1,540,000
Cash consideration		$ 2,000,000.00
Diamond Bar Outdoors, Inc [Member]
Product Information [Line Items]
Impairment of goodwill							$ 0	$ 0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage					14.00%	81.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage							41.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage							27.00%	17.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Advances to suppliers					$ 145,310	$ 278,192	$ 320,504	$ 266,652
Accounts payable						$ 12,532
Restricted Stock [Member]
Product Information [Line Items]
Anti-dilutive shares | shares					3,000	3,000	4,500	4,500
Warrant [Member]
Product Information [Line Items]
Anti-dilutive shares | shares					245,192	245,192	245,192	245,192
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Anti-dilutive shares | shares						13,400		13,400
California State [Member]
Product Information [Line Items]
Income tax expense, state					$ 686
Foreign Tax Jurisdiction [Member] | MALAYSIA
Product Information [Line Items]
Effective income tax rate					24.00%		24.00%
Foreign Tax Jurisdiction [Member] | HONG KONG
Product Information [Line Items]
Effective income tax rate					16.50%		16.50%
Continuing Operations [Member]
Product Information [Line Items]
Inventory write down							$ 56,583	$ 140,131
Research and development expense					$ 390	$ 750,000	2,000,000.00	3,110,000
Shipping and handling cost credits					(2,033)	656	5,256	1,682
Advertising expense					$ 15,380	$ 225,461	$ 272,497	$ 1,053,197
Continuing Operations [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%	10.00%
Continuing Operations [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage								18.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					11.00%	10.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Major Vendors [Member]
Product Information [Line Items]
Concentration risk percentage					20.00%	10.00%		15.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Vendors [Member]
Product Information [Line Items]
Concentration risk percentage							16.00%	21.00%
Cost of Sales [Member]
Product Information [Line Items]
Inventory write down					$ 3,681	$ 38,982
Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Estimated useful life					5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life							5 years